Document and Entity Information	Nov. 04, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000876427
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	MONRO, INC.
Entity Incorporation State Country Code	NY
Entity File Number	001-42950
Entity Tax Identification Number	16-0838627
Entity Address, Address Line One	295 Woodcliff Drive
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Fairport
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14450
City Area Code	(800)
Local Phone Number	876-6676
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	MNRO
Security Exchange Name	NASDAQ
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights to Purchase Series D Junior Participating Serial Preferred Stock
Trading Symbol	MNRO
Security Exchange Name	NASDAQ